CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Comprehensive Loss Income
Net loss	$ (93,419)	$ (179,181)	$ (89,242)
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment	(2,974)	35,716	(24,140)
Comprehensive loss	(96,393)	(143,465)	(113,382)
Less: comprehensive loss attributable to non-controlling interests	(2,156)	(22,732)	(24,537)
Comprehensive loss attributable to AirMedia Group Inc.'s shareholders	$ (94,237)	$ (120,733)	$ (88,845)